Loans from Related Parties	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Loans from Related Parties

Note 3 - Loans from Related Parties

Pursuant to the acquisitions of Regentys, the Company assumed $19,700 of loans payable to Regentys shareholders. As part of the assets purchase agreement for Pantheon, the Company acquired 50% of the open accounts receivable. The amount collected on accounts receivable excluded from the acquisition, that is due to the prior owner of Pantheon, was $52,912. The balance of loans from related parties was $72,612 as of October 31, 2019.

Note 3 - Loans from Related Parties

NGDx received substantially all of its funding from a shareholder, who owned 98.9% of NGDx prior to the acquisition of NGDx by the Company. The loan is unsecured, matures on December 31, 2019 and bears interest at 0.75% per annum through January 19, 2017, and bears no interest thereafter. Upon acquisition of NGDx by the Company (see Note 9), the outstanding principal balance was $13,239,837 and total accrued interest of $191,869. This loan was subject to a call option (Note 9) which, if exercised, the principal and accrued interest through January 18, 2017 would be eliminated.

Pursuant to the January 18, 2017 Acquisition, Mr. Berkman, previous owner of NGDx and debt holder, agreed, under certain conditions to transfer the remaining 49% of the NGDx equity to the Company for a consideration of $1.00. On December 1, 2018, the Company and Mr. Berkman entered into an Agreement, Assignment and Release, pursuant to which Mr. Berkman transferred the remaining NGDx equity interests to the Company, waiving and releasing any conditions to such transfer. NGDx is now a wholly owned subsidiary of the Company. In addition to the assignment of the NGDx interests, Mr. Berkman released these loans in exchange for shares of the Company’s common stock valued at the aggregate of such amount using the closing price for the common stock on November 30, 2018. The closing price was $18.99, resulting in 32,881 shares issuable to Mr. Berkman. This transaction resulted in Mr. Berkman’s advances of $624,404 plus the loan and call option which resulted in additional paid in capital of $13,431,705 which was reclassified to the Company’s stockholders’ equity as an extinguishment of debt for $14,056,109.

Pursuant to the January 7, 2019 acquisition of Regentys, the Company assumed $16,505 of loans payable to Regentys shareholders. During the year ended July 31, 2019, the Company repaid $3,305 of the principal balance and borrowed an additional $6,500. The outstanding balance as of July 31, 2019 was $19,700.